CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 1,466		¥ 1,466
Amounts due from related parties, allowance	0		0
Short-term investments	36,586		34,316
Long-term investments	167,102		148,819
Accounts payable	264,726	$ 37,286	456,585
Amounts due to related parties	24,671	3,475	40,978
Accrued expenses and other current liabilities	315,592	44,450	197,819
Income tax payables	7,003	986	2,715
Short-term bank borrowings	12,000	1,690	512,000
Deferred tax liabilities	29,601	4,169	35,552
Other non-current liabilities	1,916	270	162,602
Long-term borrowings	852,133	120,020	684,210
Non-current operating lease liabilities	¥ 22,697	$ 3,197	¥ 31,690
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	405,462,685	405,462,685
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	9,700,000,000	9,700,000,000	9,700,000,000
Ordinary shares, outstanding | shares	123,618,904	123,618,904	128,130,440
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	200,000,000	200,000,000	200,000,000
Ordinary shares, outstanding | shares	117,208,247	117,208,247	117,208,247
Variable Interest Entities
Accounts payable	¥ 261,841		¥ 452,039
Amounts due to related parties	13,558		38,913
Accrued expenses and other current liabilities	232,020		119,877
Income tax payables	417		407
Short-term bank borrowings	12,000		452,000
Deferred tax liabilities	26,886		32,393
Other non-current liabilities	1,916		161,827
Long-term borrowings	545,000		280,000
Non-current operating lease liabilities	¥ 1,189		¥ 10,276